CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of long-lived assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 80,837	$ 81,963
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	62,648	64,628
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,740	4,524
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,705	1,721
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,641	9,987
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,103	$ 1,103